Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 9,599
Impairment	6,321	$ 6,321
Amortization	2,466	1,438	$ 196
Ending balance	13,596	9,599
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	29,818	22,529
Additions		15,968
Impairment		(6,959)
Acquisition under business combinations (note 4)	6,538
Transfers within intangible assets		(397)
Effect of movements in exchange rates	(598)	(1,323)
Ending balance	35,758	29,818	22,529
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,219	20,824
Impairment		(638)
Amortization	2,466	1,438
Transfers within intangible assets		(397)
Effect of movements in exchange rates	(523)	(1,008)
Ending balance	22,162	20,219	20,824
Licences
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions	7,038
Ending balance	1,174	0
Licences | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,910
Additions		7,038
Impairment		(6,959)
Acquisition under business combinations (note 4)	1,183
Transfers within intangible assets		(1,854)
Effect of movements in exchange rates	(2)	(135)
Ending balance	1,181		1,910
Licences | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance		205
Impairment		(638)
Amortization	7	841
Transfers within intangible assets		(397)
Effect of movements in exchange rates	0	(11)
Ending balance	7		205
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,599
Ending balance	7,106	9,599
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,929	15,484
Additions		8,930
Impairment		0
Acquisition under business combinations (note 4)	0
Transfers within intangible assets		1,457
Effect of movements in exchange rates	(491)	(942)
Ending balance	24,438	24,929	15,484
Patents | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,330	15,484
Amortization	2,428	597
Effect of movements in exchange rates	(426)	(751)
Ending balance	17,332	15,330	15,484
Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	492	0
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,156	4,365
Acquisition under business combinations (note 4)	495
Effect of movements in exchange rates	(83)	(209)
Ending balance	4,568	4,156	4,365
Trademarks | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,156	4,365
Amortization	2
Effect of movements in exchange rates	(82)	(209)
Ending balance	4,076	4,156	4,365
Customer list
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	4,824	0
Customer list | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	733	770
Acquisition under business combinations (note 4)	4,860
Effect of movements in exchange rates	(22)	(37)
Ending balance	5,571	733	770
Customer list | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	733	770
Amortization	29
Effect of movements in exchange rates	(15)	(37)
Ending balance	$ 747	$ 733	$ 770